Fees Summary	Sep. 04, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 962,042,554.00
Previously Paid Amount	0.00
Total Fee Amount	147,288.72
Total Offset Amount	0.00
Net Fee	$ 147,288.72